Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Renovacare, Inc.
Entity Central Index Key	0001016708
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description

Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus relating to the resale of up to an aggregate of 4,404,136 shares of the Company’s common stock, consisting of (i) 2,470,500 additional shares that being registered for resale pursuant to this Registration Statement and (ii) 1,933,636 Common Shares previously registered by the Company on its Registration Statements on Form S-1 (Registration No. 333-215661 previously filed by the Registrant on Form S-1 on January 23, 2017 and declared effective by the Securities and Exchange Commission July 5, 2017 (the “Prior Registration Statement”), which related to the resale of up to 2,856,000 shares of common stock of the Registrant from time to time by the Selling Stockholders named therein. The 1,933,636 shares represent the remaining balance of the shares registered for resale by the Selling Stockholders named in the Prior Registration Statement.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017